IMPAIRMENT OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
IMPAIRMENT OF ASSETS
Schedule of future prices ($/bbl) used for VIU and FVLCS calculation

	1 July 2019- 30 June 2020	1 July 2020- 30 June 2021	1 July 2021- 30 June 2022	1 July 2022- 30 June 2023	1 July 2023- 30 June 2024	1 July 2024 and thereafter
Oil (WTI)	$57.50	$60.00	$62.50	$65.00	$67.50	$70.00
Oil (Brent)	$65.00	$66.00	$67.00	$68.00	$69.00	$70.00